UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-22010

Cohen & Steers European Realty Shares, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Francis C. Poli 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	October 31, 2009

Date of reporting period:	January 31, 2009

Item 1. Schedule of Investments

COHEN & STEERS EUROPEAN REALTY SHARES, INC.

SCHEDULE OF INVESTMENTS

January 31, 2009 (Unaudited)

		Number
		of Shares	Value
COMMON STOCK	98.3%
AUSTRIA	1.1%
RETAIL
Atrium European Real Estate Ltd.(a)		13,424	$37,326
BELGIUM	0.7%
INDUSTRIAL
Warehouses De Pauw SCA		544	23,272
FINLAND	3.8%
DIVERSIFIED	3.4%
Citycon Oyj		26,420	52,691
Sponda Oyj		14,894	62,781
			115,472
OFFICE	0.4%
Technopolis Oyj		4,125	15,139
TOTAL FINLAND			130,611
FRANCE	35.2%
DIVERSIFIED	30.1%
Eurosic		1,542	35,007
Fonciere des Regions		1,401	85,535
Gecina SA		793	54,815
ICADE		1,614	129,766
Societe Immobiliere de Location pour L’Industrie et le Commerce (Silic)		807	70,273
Unibail-Rodamco		4,912	658,519
			1,033,915
RETAIL	5.1%
Klepierre		4,461	106,127
Mercialys Promesse		2,350	69,425
			175,552
TOTAL FRANCE			1,209,467

1

		Number
		of Shares	Value
GERMANY	2.1%
OFFICE	0.9%
Alstria Office AG		5,083	$33,050
RESIDENTIAL—APARTMENT	0.4%
Deutsche Wohnen AG(a)		986	14,335
RETAIL	0.8%
Deutsche Euroshop AG		955	26,266
TOTAL GERMANY			73,651
ITALY	2.1%
OFFICE	1.4%
Beni Stabili S.p.A.		59,114	46,638
RETAIL	0.7%
Immobiliare Grande Distribuzione		17,847	24,845
TOTAL ITALY			71,483
NETHERLANDS	11.3%
INDUSTRIAL	1.5%
ProLogis European Properties		13,217	52,099
OFFICE	0.6%
VastNed Offices/Industrial NV		1,865	19,710
RETAIL	9.2%
Corio NV		3,570	152,725
Eurocommercial Properties NV		3,592	103,742
VastNed Retail NV		1,416	60,281
			316,748
TOTAL NETHERLANDS			388,557
NORWAY	0.2%
OFFICE
Norwegian Property ASA(a)		9,983	7,610
SWEDEN	6.6%
DIVERSIFIED	4.8%
Castellum AB		14,997	95,610

2

		Number
		of Shares	Value
Fabege AB(a)		10,140	$33,945
Hufvudstaden AB		6,005	35,244
			164,799
OFFICE	1.8%
Klovern AB		11,572	23,318
Wihlborgs Fastigheter AB(a)		3,402	38,102
			61,420
TOTAL SWEDEN			226,219
SWITZERLAND	1.6%
OFFICE
PSP Swiss Property AG(a)		1,341	56,754
UNITED KINGDOM	33.6%
DIVERSIFIED	23.8%
British Land Co., PLC		36,259	236,650
Hammerson PLC		25,639	150,136
Helical Bar PLC		15,553	70,184
Land Securities Group PLC		36,321	361,918
			818,888
INDUSTRIAL	3.1%
Segro PLC		46,046	106,296
OFFICE	4.8%
Derwent London PLC		9,291	80,263
Great Portland Estates PLC		25,367	84,271
			164,534
RETAIL	1.0%
Liberty International PLC		6,516	35,013
SELF STORAGE	0.9%
Big Yellow Group PLC		3,260	7,966

3

		Number
		of Shares	Value
Safestore Holdings Ltd.		24,514	$23,359
			31,325
TOTAL UNITED KINGDOM			1,156,056

TOTAL INVESTMENTS(b) (Identified cost—$6,297,676)	98.3%		3,381,006

OTHER ASSETS IN EXCESS OF LIABILITIES	1.7%		56,792

NET ASSETS	100.0%		$3,437,798

Note: Percentages indicated are based on the net assets of the Fund.
(a)	Non-income producing security.
(b)

All securities have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Board of Directors. Aggregate fair value securities represent 98.3% of net assets, all of which have been fair valued pursuant to foreign security fair value pricing procedures approved by the Board of Directors.

4

Note 1. Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day or, if no asked price is available, at the bid price.

Securities not listed on the New York Stock Exchange but listed on other domestic or foreign securities exchanges or admitted to trading on the National Association of Securities Dealers Automated Quotations, Inc. (Nasdaq) national market system are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the advisor) to be over-the-counter, but excluding securities admitted to trading on the Nasdaq National List, are valued at the official closing prices as reported by Nasdaq, the Pink Sheets, or such other comparable sources as the Board of Directors deem appropriate to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day, or if no asked price is available, at the bid price. Where securities are traded on more than one exchange and also over-the-counter, the securities will generally be valued using the quotations the Board of Directors believes most closely reflect the value of such securities.

Portfolio securities primarily traded on foreign markets are generally valued at the closing values of such securities on their respective exchanges or if after the close of the foreign markets, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board of Directors.

Securities for which market prices are unavailable, or securities for which the advisor determines that bid and/or asked price does not reflect market value, will be valued at fair value pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Short-term debt securities, which have a maturity date of 60 days or less, are valued at amortized cost, which approximates value.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), effective November 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

• Level 1—quoted prices in active markets for identical investments

• Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2009 in valuing the Fund’s investments carried at value:

Fair Value Measurements at January 31, 2009 Using
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
Investments in Securities	$3,381,006	$—	$3,381,006	$—

Note 2. Income Tax Information

As of January 31, 2009, the federal tax cost and net unrealized depreciation were as follows:

Gross unrealized appreciation	$6,490
Gross unrealized depreciation	(2,923,160)
Net unrealized depreciation	$(2,916,670)

Cost for federal income tax purposes	$6,297,676

Item 2. Controls and Procedures

(a)                                  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                  Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS EUROPEAN REALTY SHARES, INC.

By:	/s/ Adam M. Derechin

Name: Adam M. Derechin

Title: President

Date: March 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and principal		Title: Treasurer and principal
	executive officer		financial officer

Date: March 27, 2009